Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Operating lease, rental expense	$ 1,900,000		$ 900,000	$ 2,500,000	$ 2,200,000	$ 1,900,000
Litigation reserve	600,000
Restructuring expense	492,000	[1]		176,000
Merger Income Tax Consequences
Loss Contingencies [Line Items]
Indemnification related to business combination	15,000,000
Facility Closing
Loss Contingencies [Line Items]
Total estimated restructuring cost	1,200,000
Lease agreement termination
Loss Contingencies [Line Items]
Restructuring expense	$ 492,000			$ 176,000

[1]	Unaudited